FIRSTMERIT FUNDS
                           (formerly, Newpoint Funds)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                January 31, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FIRSTMERIT FUNDS (the "Trust")
              FirstMerit Equity Fund
              FirstMerit Government Money Market Fund
              1933 Act File No. 33-37993
              1940 Act File No. 811-6224_______________

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated January 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on January 28, 2000.


         If you have any questions regarding this certification, please call me at (412) 288-7403.

                                                       Very truly yours,



                                                       /s/ C. Todd Gibson
                                                       C. Todd Gibson
                                                       Assistant Secretary